EXHIBIT 99.39

cres ATR QM Data Fields

ATR QM Data Fields

Loans in Report: 16

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
722815	xxxxxx	Non-QM: Compliant with ATR	No	Yes
788089	xxxxxx	Non-QM: Compliant with ATR	No	Yes
789713	xxxxxx	Not covered/exempt	No	No
789986	xxxxxx	Not covered/exempt	No	No
790818	xxxxxx	Not covered/exempt	No	No
790440	xxxxxx	Not covered/exempt	No	No
723092	xxxxxx	Non-QM: Compliant with ATR	No	Yes
741036	xxxxxx	Non-QM: Compliant with ATR	No	Yes
744338	xxxxxx	Not covered/exempt	No	No
747552	xxxxxx	Non-QM: Compliant with ATR	No	Yes
747613	xxxxxx	Non-QM: Compliant with ATR	No	Yes
753389	xxxxxx	Not covered/exempt	No	No
757284	xxxxxx	Not covered/exempt	No	No
763011	xxxxxx	Non-QM: Compliant with ATR	No	Yes
767110	xxxxxx	Not covered/exempt	No	No
737632	xxxxxx	Non-QM: Compliant with ATR	No	Yes
16